Derivative Liabilities (Schedule of Fair Value Assumptions for Derivative Liabilities) (Details) (Common Stock Purchase Warrant Liabilities [Member])	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected life (years)	4 days	1 year 4 days
Risk-free interest rate	0.03%	0.14%
Volatility	70.00%	129.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected life (years)	9 months 22 days	1 year 9 months 22 days
Risk-free interest rate	0.15%	0.33%
Volatility	144.00%	158.00%